Shareholders' Equity (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Sep. 18, 2015
Class of Stock [Line Items]
Number of warrants		1,782,246
Warrants 2013 [Member]
Class of Stock [Line Items]
Number of warrants	399,160
Exercise Price	$ 2
Warrants 2013 [Member] | Maximum [Member]
Class of Stock [Line Items]
Expiration date	Sep. 17, 2018
Warrants 2013 [Member] | Minimum [Member]
Class of Stock [Line Items]
Expiration date	Jan. 16, 2018